BUSINESS COMBINATIONS (Details) - Doruk Finansman A. - TRY (₺) ₺ in Thousands	Feb. 28, 2022	Dec. 16, 2021
Business combinations
Percentage of stake acquired		100.00%
Transaction value (nominal)		₺ 20,000
Contingent consideration amount	₺ 26,583
Dogan Sirketler Grubu Holding A.S., Dogan Dis Ticaret ve Mumessillik A.S. and Dogan family individuals
Business combinations
Cash paid	5,000
Doan irketler Grubu Holding A.
Business combinations
Conditional amount	₺ 15,000
Conditional amount payment term	10 years
Dogan Sirketler Grubu Holding A.S., Dogan Dis Ticaret ve Mumessillik A.S. and Dogan family individuals | Doruk Finansman A.
Business combinations
Ownership interest in subsidiary		100.00%
Doan irketler Grubu Holding A. | Doruk Finansman A.
Business combinations
Ownership interest in subsidiary	97.00%